UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JULY 31, 2018

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 106.9%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	670,000		$618,075	(a)
IHO Verwaltungs GmbH, Senior Secured Notes (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	950,000		895,850	(a)(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	870,000		904,800	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,050,000		1,072,822	(a)

Total Auto Components					3,491,547

Automobiles - 0.3%
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		781,852

Diversified Consumer Services - 0.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	870,000		895,012	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	141,608	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,540,000		1,482,250	(a)

Total Diversified Consumer Services					2,518,870

Food Products - 0.3%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	650,000	GBP	782,397	(c)

Hotels, Restaurants & Leisure - 3.6%
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,990,000		1,920,350	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,250,000	GBP	2,022,005	(c)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	2,220,000		2,231,100	(a)
Marston’s Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	1,768,000	GBP	2,100,132	(c)(d)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	257,652	GBP	368,052	(c)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	404,000		405,515	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	573,000		623,137	(a)

Total Hotels, Restaurants & Leisure					9,670,291

Household Durables - 0.4%
LGI Homes Inc., Senior Notes	6.875%	7/15/26	210,000		210,525	(a)
TopBuild Corp., Senior Notes	5.625%	5/1/26	960,000		943,200	(a)

Total Household Durables					1,153,725

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 8.2%
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	500,000	$498,750	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,820,000	3,791,350	(a)
Altice Luxembourg SA, Senior Secured Notes	7.750%	5/15/22	1,720,000	1,717,850	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	100,000	95,719	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,220,000	1,152,137	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000	781,649
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000	2,911,813
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000	1,848,212
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	591,963
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,800,000	2,457,000
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000	1,993,803
Time Warner Cable LLC, Senior Secured Notes	8.750%	2/14/19	1,500,000	1,546,051
UBM PLC, Senior Notes	5.750%	11/3/20	1,500,000	1,526,882	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	500,000	460,000	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	440,000	431,750	(a)
Virgin Media Secured Finance PLC,
Senior Secured Notes	5.500%	8/15/26	200,000	191,000	(a)

Total Media				21,995,929

Specialty Retail - 0.6%
Hertz Corp., Senior Notes	5.875%	10/15/20	760,000	755,136
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	800,000	804,000	(a)(e)

Total Specialty Retail				1,559,136

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	980,000	957,950	(a)

TOTAL CONSUMER DISCRETIONARY				42,911,697

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 3.8%
Beverages - 1.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,750,000		$1,719,695
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	940,000		973,693

Total Beverages					2,693,388

Food & Staples Retailing - 0.7%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,781,944

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	740,000		727,099

Tobacco - 1.8%
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,899,202	(c)
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,305,000		2,409,793
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		608,915

Total Tobacco					4,917,910

TOTAL CONSUMER STAPLES					10,120,341

ENERGY - 16.6%
Energy Equipment & Services - 0.2%
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	500,000		505,625	(a)

Oil, Gas & Consumable Fuels - 16.4%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	870,000		1,022,081
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/24	340,000		362,817
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	490,000		494,900	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	850,000		855,738
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	470,000		492,325
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	560,000		560,000
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,500,000		1,527,664
Continental Resources Inc., Senior Notes	3.800%	6/1/24	500,000		491,794
Dolphin Energy Ltd. LLC, Senior Secured Bonds	5.888%	6/15/19	352,600		357,825	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000		1,721,461
Ecopetrol SA, Senior Notes	5.375%	6/26/26	500,000		520,600
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		3,009,750
Enterprise Products Operating LLC	6.500%	1/31/19	1,290,000		1,313,117

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	940,000	$881,250
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.500%	10/1/25	270,000	262,575
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	360,000	339,300
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000	2,141,214	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	1,110,000	1,201,248	(c)
MEG Energy Corp., Secured	6.500%	1/15/25	650,000	641,875	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,430,000	1,299,512	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	988,000	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000	928,200
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	150,000	153,563
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	320,000	322,000	(a)
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	700,000	735,929
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	380,000	388,265
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	330,000	343,860
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	150,000	142,193	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,520,000	1,396,880
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	877,450
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	660,000	666,343
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	410,000	419,092	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	930,000	950,623	(c)
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, Senior Secured Bonds	6.750%	9/30/19	2,280,000	2,367,237	(c)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	397,650	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	583,059
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	2,003,217

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	590,000		$588,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	650,000		663,813	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	600,000		595,494
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	1,245,000		1,178,081	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000		1,223,979
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,250,000		2,235,937	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	420,000		396,774	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	190,000		197,363
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	610,000		628,331
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,150,000		1,127,000
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	670,000		676,700
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000		411,400
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000		481,500
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000		454,520

Total Oil, Gas & Consumable Fuels					44,020,024

TOTAL ENERGY					44,525,649

FINANCIALS - 31.0%
Banks - 20.7%
Australia & New Zeland Banking Group Ltd., Subordinated Notes	7.625%	5/6/19	1,250,000		1,298,425	(c)
Australia & New Zeland Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,543,447	(c)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,564,548	(a)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	170,000		182,538	(d)(f)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	550,000		545,187	(d)(f)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	3.500%	4/19/26	1,250,000		$1,212,050
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000		496,018
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,180,000		4,532,687
Barclays PLC, Junior Subordinated Notes (8.250% to 12/15/18 then USD 5 year Swap Rate + 6.705%)	8.250%	12/15/18	240,000		244,839	(d)(f)
Barclays PLC, Subordinated Notes	4.836%	5/9/28	480,000		457,959
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,620,000		1,723,275	(a)(d)(f)
CIT Group Inc., Senior Notes	4.125%	3/9/21	390,000		390,487
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		112,338
CIT Group Inc., Senior Notes	5.000%	8/1/23	370,000		376,937
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,644,072
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,000,000		989,749
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,000,000		964,458
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,480,707
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	1,997,000		2,140,285	(a)(d)(f)
Cooperatieve Rabobank UA, Subordinated Notes	4.625%	12/1/23	500,000		508,531
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	2,530,000		2,669,150	(a)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	560,000		616,237	(a)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (7.875% to 10/26/19 then 3 mo. Euribor + 6.424%)	7.875%	10/29/49	400,000	EUR	509,149	(c)(d)(f)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	530,000		521,265	(a)
Credit Agricole SA, Subordinated Notes (8.125% to 9/19/18 then USD 5 year Swap Rate + 6.283%)	8.125%	9/19/33	900,000		906,273	(a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	2,070,000		2,084,200	(d)(f)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Junior Subordinated Notes (8.375% to 10/14/19 then 3 mo. Euribor + 6.871%)	8.375%	10/14/19	450,000	EUR	$560,523	(c)(d)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,860,000		2,643,419	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	600,000		557,937	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	5,370,000		5,562,407	(d)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	250,000		257,770	(d)(f)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000		1,191,527
National Capital Trust I, Junior Subordinated Bonds (5.620% to 12/17/18 then 5 year UK Gilt + 1.930%)	5.620%	12/17/18	266,000	GBP	354,275	(c)(d)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	510,000		551,616	(d)(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,350,000		1,375,960
Santander UK Group Holdings PLC, Junior Subordinated Bonds, (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	650,000	GBP	897,308	(c)(d)(f)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,138,800	(a)
Societe Generale SA, Junior Subordinated Notes (9.375% to 9/4/19 then 3 mo. Euribor + 8.901%)	9.375%	9/4/19	1,550,000	EUR	1,984,752	(c)(d)(f)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,830,000		1,837,085	(a)
Wachovia Capital Trust III, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/9/18	3,660,000		3,648,471	(d)(f)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,910,000		$2,944,192	(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000		115,198	(d)(f)

Total Banks					55,336,051

Capital Markets - 2.8%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	470,000		481,870
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,000,000		950,008
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,557,063
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	869,767
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,480,000		1,537,450

Total Capital Markets					7,396,158

Consumer Finance - 0.6%
FirstCash Inc., Senior Notes	5.375%	6/1/24	670,000		670,000	(a)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	930,000		983,475

Total Consumer Finance					1,653,475

Diversified Financial Services - 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.250%	7/1/20	430,000		434,426
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	380,000		386,821
DAE Funding LLC, Senior Notes	5.000%	8/1/24	3,395,000		3,344,075	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	450,000	EUR	519,827	(c)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,260,000		1,292,112
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		351,961
Nationwide Building Society, Junior Subordinated Notes (6.875% to 6/20/19 then GBP 5 year Swap Rate + 4.880%)	6.875%	6/20/19	580,000	GBP	785,917	(c)(d)(f)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,970,000		$1,950,300	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	1,190,000		1,213,800	(a)

Total Diversified Financial Services					10,279,239

Insurance - 3.1%
AXA SA, Junior Subordinated Notes ( 6.463% to 12/14/18 then 3 mo. USD LIBOR + 1.449%)	6.463%	12/14/18	2,000,000		1,980,000	(a)(d)(f)
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,300,854	(c)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,550,478	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	370,000	GBP	486,785	(c)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		373,899	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,323,554	(c)
Travelers Cos Inc., Senior Notes	5.350%	11/1/40	1,150,000		1,337,889

Total Insurance					8,353,459

TOTAL FINANCIALS					83,018,382

HEALTH CARE - 6.4%
Biotechnology - 1.0%
AbbVie, Inc., Senior Notes	3.200%	5/14/26	1,000,000		940,335
Celgene Corp., Senior Notes	3.250%	8/15/22	1,000,000		984,879
Celgene Corp., Senior Notes	4.625%	5/15/44	750,000		720,046

Total Biotechnology					2,645,260

Health Care Providers & Services - 2.3%
Centene Corp., Senior Notes	5.625%	2/15/21	480,000		491,700
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		390,350
Centene Corp., Senior Notes	4.750%	1/15/25	1,550,000		1,551,938
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,000,000		1,001,294
HCA Inc., Senior Secured Notes	5.250%	6/15/26	470,000		478,225
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000		975,000
RegionalCare Hospital Partners Holdings, Inc., Senior Secured Notes	8.250%	5/1/23	480,000		511,200	(a)
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	750,000		753,938

Total Health Care Providers & Services					6,153,645

Pharmaceuticals - 3.1%
Allergan Funding SCS, Senior Notes	3.000%	3/12/20	750,000		747,214
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	210,000		202,493	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - continued
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,390,000		$1,308,337	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	110,000		105,687
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	6,400,000		5,971,744

Total Pharmaceuticals					8,335,475

TOTAL HEALTH CARE					17,134,380

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.6%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	960,000		969,590	(a)
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	650,000		661,375	(a)

Total Aerospace & Defense					1,630,965

Airlines - 0.5%
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,249,917	(c)

Building Products - 1.3%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,281,012	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,130,000		1,062,200	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,380,000		1,269,600	(a)

Total Building Products					3,612,812

Commercial Services & Supplies - 0.9%
Brink’s Co., Senior Notes	4.625%	10/15/27	840,000		795,900	(a)
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,534,378

Total Commercial Services & Supplies					2,330,278

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	720,000		768,600	(a)

Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	1,250,000		1,579,696

Machinery - 1.1%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	3,120,000		2,909,400	(a)

Road & Rail - 0.4%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	740,000	GBP	1,192,307	(c)

Trading Companies & Distributors - 1.0%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,020,000		1,931,625	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	875,000		835,363	(a)

Total Trading Companies & Distributors					2,766,988

TOTAL INDUSTRIALS					18,040,963

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INFORMATION TECHNOLOGY - 4.4%
Internet Software & Services - 0.8%
Match Group Inc., Senior Notes	5.000%	12/15/27	2,460,000		$2,320,088	(a)

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	1,750,000		1,611,557

Software - 1.2%
CDK Global Inc., Senior Notes	5.875%	6/15/26	980,000		1,006,950
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	820,000		834,350	(a)
Microsoft Corp., Senior Notes	2.875%	2/6/24	1,330,000		1,304,499

Total Software					3,145,799

Technology Hardware, Storage & Peripherals - 1.8%
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000		2,068,857
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000		2,263,408
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000		489,869

Total Technology Hardware, Storage & Peripherals					4,822,134

TOTAL INFORMATION TECHNOLOGY					11,899,578

MATERIALS - 7.9%
Chemicals - 0.9%
Braskem Netherlands Finance BV, Senior Notes	3.500%	1/10/23	820,000		788,233	(c)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		838,070	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	980,000		924,875

Total Chemicals					2,551,178

Construction Materials - 0.3%
HeidelbergCement Finance Luxembourg SA, Senior Notes	8.500%	10/31/19	610,000	EUR	789,299	(c)

Containers & Packaging - 0.7%
ARD Securities Finance SARL, Senior Secured Notes, (8.750% PIK)	8.750%	1/31/23	800,000		804,000	(a)(b)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		1,013,650	(a)

Total Containers & Packaging					1,817,650

Metals & Mining - 5.4%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	380,000		406,125	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	910,000		987,350	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	400,000		413,000	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000		849,375

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,500,000	$1,649,250	(a)(d)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,790,000	1,924,250
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	700,000	625,100
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	370,000	383,875	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	1,898,788
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	580,000	640,175	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	600,000	628,500
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,816,000	2,873,728
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	396,848
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	886,875

Total Metals & Mining				14,563,239

Paper & Forest Products - 0.6%
Celulosa Arauco y Constitucion, S.A., Senior Notes	7.250%	7/29/19	1,220,000	1,268,934
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000	267,475

Total Paper & Forest Products				1,536,409

TOTAL MATERIALS				21,257,775

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	440,000	464,200
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	2,620,000	2,600,350

Total Equity Real Estate Investment Trusts (REITs)				3,064,550

Real Estate Management & Development - 0.2%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	570,000	557,175	(a)

TOTAL REAL ESTATE				3,621,725

TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 5.9%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	915,000	935,587	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000	670,404	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000	2,663,849
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,120,000	1,127,000	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,064,339
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000	2,449,364

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Telecommunication Services - (continued)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	805,000		$780,850	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,800,000		3,004,880
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	2,450,000		2,217,250

Total Diversified Telecommunication Services					15,913,523

Wireless Telecommunication Services - 3.3%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		766,587
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	760,000		786,600	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,143,000		1,328,738	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000		97,088
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000		1,175,000
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000		3,648,700
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,031,875		1,029,295	(a)

Total Wireless Telecommunication Services					8,832,008

TOTAL TELECOMMUNICATION SERVICES					24,745,531

UTILITIES - 3.5%
Electric Utilities - 2.2%
Enel SpA, Junior Subordinated Bonds (7.750% to 9/10/20 then GBP 5 year Swap Rate + 5.662%)	7.750%	9/10/75	1,740,000	GBP	2,529,311	(c)(d)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,930,000		2,504,020
Pampa Energia SA, Senior Notes	7.500%	1/24/27	840,000		791,700	(a)

Total Electric Utilities					5,825,031

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.750%	3/1/25	620,000		595,200
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	240,000		225,000

Total Gas Utilities					820,200

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Multi-Utilities - 1.0%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		$1,259,610	(a)
Veolia Environment SA, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,474,954

Total Multi-Utilities					2,734,564

TOTAL UTILITIES					9,379,795

TOTAL CORPORATE BONDS & NOTES (Cost - $278,877,102)					286,655,816

SENIOR LOANS - 12.8%
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.5%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.320%	4/6/24	1,257,433		1,255,337	(d)(g)(h)

Diversified Financial Services - 0.4%
Weight Watchers International Inc., Term Loan B (1 mo. LIBOR + 4.750%)	6.850-7.090%	11/29/24	1,121,250		1,131,762	(d)(g)(h)

Hotels, Restaurants & Leisure - 3.4%
Aramark Services Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	3,729,747		3,742,570	(d)(g)(h)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.814%	10/25/23	654,319		657,060	(d)(g)(h)
Las Vegas Sands LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.827%	3/27/25	2,993,750		2,993,334	(d)(g)(h)(i)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.827%	5/30/25	1,660,000		1,665,780	(d)(g)(h)

Total Hotels, Restaurants & Leisure					9,058,744

Media - 1.7%
Charter Communications Operating, LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.080%	4/30/25	2,392,957		2,397,171	(d)(g)(h)
Lamar Media Corp., Term Loan B (1 mo. LIBOR + 1.750%)	3.875%	3/16/25	2,204,475		2,207,231	(d)(g)(h)

Total Media					4,604,402

Specialty Retail - 1.7%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.100%	3/11/22	3,870,424		3,226,160	(d)(g)(h)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.250%)	4.330%	7/5/24	1,478,825		1,432,612	(d)(g)(h)(j)

Total Specialty Retail					4,658,772

TOTAL CONSUMER DISCRETIONARY					20,709,017

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Class A Loan (1 mo. LIBOR + 7.500%)	9.577%	8/23/21	450,000	$471,797	(d)(g)(h)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
DaVita Healthcare Partner, Term Loan B (1 mo. LIBOR + 2.750%)	4.827%	6/24/21	742,268	747,603	(d)(g)(h)

INDUSTRIALS - 2.5%
Air Freight & Logistics - 1.7%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3	—	1/15/25	2,493,731	2,479,716	(i)
Delos Finance SARL, Term Loan B (1 mo. LIBOR + 1.750%)	4.084%	10/6/23	2,000,000	2,006,666	(d)(g)(h)

Total Air Freight & Logistics				4,486,382

Airlines - 0.5%
United Airlines Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.827%	4/1/24	1,488,694	1,489,624	(d)(g)(h)

Trading Companies & Distributors - 0.3%
Beacon Roofing Supply Inc., Term Loan B
(1 mo. LIBOR + 2.250%)	4.347%	1/2/25	698,250	698,936	(d)(g)(h)

TOTAL INDUSTRIALS				6,674,942

INFORMATION TECHNOLOGY - 1.2%
Software - 0.9%
Dell International LLC, Refinancing Term Loan A2 (1 mo. LIBOR + 1.750%)	3.830%	9/7/21	2,375,401	2,375,638	(d)(g)(h)

Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp., New Term Loan B4 (3 mo. LIBOR + 1.750%)	3.827%	4/29/23	997,500	998,851	(d)(g)(h)

TOTAL INFORMATION TECHNOLOGY				3,374,489

MATERIALS - 0.9%
Containers & Packaging - 0.9%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.077-4.086%	10/1/22	1,408,801	1,413,301	(d)(g)(h)
Reynolds Group Holdings Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.827%	2/5/23	994,949	999,302	(d)(g)(h)

TOTAL MATERIALS				2,412,603

TOTAL SENIOR LOANS (Cost - $34,891,197)				34,390,451

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 5.3%
Argentina - 0.6%
Argentina POM Politica Monetaria, (Argentina Central Bank 7 Day Repo Reference Rate)	41.961%	6/21/20	13,290,000	ARS	$486,886	(d)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	860,000		784,750
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	340,000		287,512

Total Argentina					1,559,148

Brazil - 0.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,400,000	BRL	635,578
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	4,160,000	BRL	1,051,350

Total Brazil					1,686,928

Indonesia - 1.3%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,210,000		1,208,770	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	2,250,000		2,176,004	(a)

Total Indonesia					3,384,774

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,460,000		1,422,551

Peru - 0.9%
Peruvian Government Bond	7.840%	8/12/20	1,249,000	PEN	420,273
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	1,500,000		1,842,750

Total Peru					2,263,023

Russia - 0.9%
Russian Federal Bond - OFZ	7.050%	1/19/28	155,038,000	RUB	2,399,160

United Kingdom - 0.5%
United Kingdom Treasury Gilt	4.500%	3/17/19	1,019,000	GBP	1,368,660	(c)

TOTAL SOVEREIGN BONDS (Cost - $15,019,494)					14,084,244

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.0%
U.S. Government Obligations - 3.0%
U.S. Treasury Notes	1.125%	1/15/19	500,000		497,725
U.S. Treasury Notes	2.750%	2/15/19	1,000,000		1,002,676
U.S. Treasury Notes	1.875%	12/15/20	750,000		735,527
U.S. Treasury Notes	1.375%	5/31/21	1,500,000		1,443,662

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.625%	6/15/21	1,500,000	$1,494,287
U.S. Treasury Notes	2.125%	8/15/21	1,500,000	1,471,758
U.S. Treasury Notes	2.500%	3/31/23	1,500,000	1,477,939

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,142,450)				8,123,574

CONVERTIBLE BONDS & NOTES - 1.1%
CONSUMER DISCRETIONARY - 0.9%
Media - 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,190,000	1,913,291
DISH Network Corp., Senior Notes	3.375%	8/15/26	290,000	264,177

Total Media				2,177,468

Specialty Retail - 0.1%
RH, Senior Notes	0.000%	6/15/23	60,000	55,325	(a)

TOTAL CONSUMER DISCRETIONARY				2,232,793

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	540,000	501,980
Twitter Inc., Senior Notes	0.250%	6/15/24	130,000	118,571	(a)

TOTAL INFORMATION TECHNOLOGY				620,551

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,841,796)				2,853,344

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 0.5%
HarborView Mortgage Loan Trust, 2004-10, 4A (6 mo. USD LIBOR + 2.170%)	3.914%	1/19/35	110,805	110,118	(d)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.173%	8/25/35	416,532	416,480	(d)
RAMP Series Trust, 2003-SL1, M1	7.305%	4/25/31	1,056,545	720,923	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates Series Trust, 2007-HY4, 4A1	3.427%	9/25/36	37,605	34,108	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,428,949)				1,281,629

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%)	5.900%		37,454	1,016,502	(d)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Security‡	Rate		Shares	Value
Diversified Financial Services - 0.0%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.709%		3,050	$82,106	(d)

TOTAL PREFERRED STOCKS (Cost - $1,017,989)				1,098,608

		MATURITY DATE	FACE AMOUNT†
ASSET-BACKED SECURITIES - 0.2%
Home Equity Asset Trust, 2004-8 M1 (1 mo. USD LIBOR + 0.870%) (Cost - $340,189)	2.934%	3/25/35	369,059	372,412	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $342,559,166)				348,860,078

			SHARES
SHORT-TERM INVESTMENTS - 0.5%
Dreyfus Government Cash Management, Institutional Shares (Cost - $1,389,630)	1.829%		1,389,630	1,389,630

TOTAL INVESTMENTS - 130.7% (Cost - $343,948,796)				350,249,708
Liabilities in Excess of Other Assets - (30.7)%				(82,168,275)

TOTAL NET ASSETS - 100.0%				$268,081,433

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

‡	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of July 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PEN	— Peruvian Nuevo Sol
PIK	— Payment-In-Kind
RUB	— Russian Ruble

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

At July 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	60,000	USD	70,656	Barclays Bank PLC	10/18/18	$(77)
PLN	766,800	USD	207,737	Barclays Bank PLC	10/18/18	2,338
USD	11,335,540	GBP	8,543,802	Barclays Bank PLC	10/18/18	83,395
GBP	170,000	USD	224,052	Goldman Sachs Bank USA	10/18/18	(163)
USD	3,206,128	EUR	2,719,000	Goldman Sachs Bank USA	10/18/18	7,771
USD	4,128,229	EUR	3,501,000	Goldman Sachs Bank USA	10/18/18	10,006

Total						$103,270

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
PLN	— Polish Zloty
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$286,655,816	—	$286,655,816
Senior Loans:
Consumer Discretionary	—	19,276,405	$1,432,612	20,709,017
Other Senior Loans	—	13,681,434	—	13,681,434
Sovereign Bonds	—	14,084,244	—	14,084,244
U.S. Government & Agency Obligations	—	8,123,574	—	8,123,574
Convertible Bonds & Notes	—	2,853,344	—	2,853,344
Collateralized Mortgage Obligations	—	1,281,629	—	1,281,629
Preferred Stocks	$1,098,608	—	—	1,098,608
Asset-Backed Securities	—	372,412	—	372,412

Total Long-Term Investments	1,098,608	346,328,858	1,432,612	348,860,078

Short-Term Investments†	1,389,630	—	—	1,389,630

Total Investments	$2,488,238	$346,328,858	$1,432,612	$350,249,708

Other Financial Instruments:
Forward Foreign Currency Contracts	—	103,510	—	103,510

Total	$2,488,238	$346,432,368	$1,432,612	$350,353,218

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$240	—	$240

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018